Cover	May 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2022
Entity File Number	000-49877
Entity Registrant Name	On Track Innovations Ltd.
Entity Central Index Key	0001021604
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Hatnufa 5
Entity Address, Address Line Two	Yokneam Industrial Zone Box 372
Entity Address, City or Town	Yokneam
Entity Address, Country	IL
Entity Address, Postal Zip Code	2069200
City Area Code	011 972
Local Phone Number	4 6868000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false